UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
REVENUE
License revenue	$ 103,027	$ 15,115
Collaboration revenue	171,735	94,432
Other revenue	5,752	119
Total revenue	280,514	109,666
Collaboration cost of revenue	(94,456)	(68,285)
Cost of license and other revenue	(10,734)	0
Other income and gains	93,037	20,994
Research and development expenses	(213,590)	(180,680)
Administrative expenses	(67,282)	(49,958)
Selling and distribution expenses	(54,286)	(39,383)
Other expenses	(2)	(7,117)
Fair value loss of warrant liability	0	(85,750)
Finance costs	(10,959)	(10,298)
LOSS BEFORE TAX	(77,758)	(310,811)
Income tax expense	(231)	(418)
LOSS FOR THE PERIOD	(77,989)	(311,229)
Attributable to:
Ordinary equity holders of the parent	$ (77,989)	$ (311,229)
LOSS PER SHARE ATTRIBUTABLE TO ORDINARY EQUITY HOLDERS OF THE PARENT
Basic (in dollars per share)	$ (0.21)	$ (0.91)
Diluted (in dollars per share)	$ (0.21)	$ (0.91)
OTHER COMPREHENSIVE (LOSS)/ INCOME
Exchange differences on translation of foreign operations	$ (58,528)	$ 6,537
Net other comprehensive (loss)/ income that may be reclassified to profit or loss in subsequent periods	(58,528)	6,537
OTHER COMPREHENSIVE (LOSS)/ INCOME FOR THE PERIOD, NET OF TAX	(58,528)	6,537
TOTAL COMPREHENSIVE LOSS FOR THE PERIOD	(136,517)	(304,692)
Attributable to:
Ordinary equity holders of the parent	$ (136,517)	$ (304,692)